OTHER REVENUES - Other Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other revenues
Revenues	€ 60,423	€ 55,108	€ 44,065
Other revenues
Other revenues
Revenues			6
Licenses and others
Other revenues
Revenues			€ 6